Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about finance income expense [line items]
Finance income	kr (316)	kr (372)	kr (135)
Finance expenses	2,389	843	2,158
Contractual interest on financial assets [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	(461)	(86)	12
Contractual interest on financial assets at fair value through profit or loss category [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	(927)	(92)	(316)
Instruments at fair value through profit or loss [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	225	(231)	(68)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	(80)
Available for sale [member]
Disclosure of detailed information about finance income expense [line items]
Finance income		40
Loans and receivables [member]
Disclosure of detailed information about finance income expense [line items]
Finance income		(102)	(79)
Other financial income and expenses [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	1	7
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses	997	1,027	1,355
Financial liabilities at designated fair value through profit or loss, category [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses	(530)
Instruments at fair value through profit or loss [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses	817	(543)	729
Financial assets including hedge relationships at fair value through profit or loss category [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses		(2)	(71)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses	(2,087)
Instruments at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses		(72)	(218)
Other financial income and expenses [member]
Disclosure of detailed information about finance income expense [line items]
Finance expenses	kr 575	kr 431	kr 292